Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Other Intangible Assets Details
Cost	$ 6,159	$ 6,939
Less: accumulated amortization	(2,867)	(2,820)
Total	$ 3,292	$ 4,119